Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2013
Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST
Central Index Key	dei_EntityCentralIndexKey	0000205323
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 05, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 06, 2013
Prospectus Date	rr_ProspectusDate	Nov. 06, 2013